Insurance contract liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts Liability [Abstract]
Disclosure Details Of Insurance Contracts Liability [Table Text Block]
(a)	This caption is comprised of the following:

	2020	2019
	S/(000)	S/(000)
Technical reserves for insurance premiums (b)	12,298,075	11,223,456
Technical reserves for claims (c)	203,648	203,175

	12,501,723	11,426,631

By term -
Short term	1,035,915	948,316
Long term	11,465,808	10,478,315

Total	12,501,723	11,426,631

Disclosure of amounts arising from insurance contracts [text block]
(b)	The movement of technical reserves for insurance premiums (disclosed by type of insurance) for the years ended December 31, 2020, 2019 and 2018, is as follows:

	2020						2019						2018
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	9,741,241	779,455	630,801	41,073	30,886	11,223,456	8,716,080	715,217	558,347	39,683	27,819	10,057,146	9,034,796	676,949	499,931	36,482	25,731	10,273,889
Insurance subscriptions	249,380	—	2,259	31,808	—	283,447	293,860	—	1,692	36,388	2,112	334,052	287,869	—	4,553	30,301	1,830	324,553
Acquisition of Mapfre portofolio (*)	—	—	—	—	292,499	292,499	—	—	—	—	—	—	—	—	—	—	—	—
Time passage adjustments (**)	162,654	(34,163)	110,102	(35,167)	(3,326)	200,100	823,644	64,238	122,416	(34,950)	955	976,303	(753,536)	32,015	69,720	(26,269)	258	(677,812)
Maturities and recoveries	—	—	(50,654)	—	—	(50,654)	—	—	(41,353)	—	—	(41,353)	—	—	(35,289)	—	—	(35,289)
Exchange differencies	295,180	—	53,663	301	83	349,227	(92,343)	—	(10,301)	(48)	—	(102,692)	146,951	—	19,710	(829)	—	165,832
Others	—	—	—	—	—	—	—	—	—	—	—	—	—	6,253	(278)	(2)	—	5,973

End of year balances	10,448,455	745,292	746,171	38,015	320,142	12,298,075	9,741,241	779,455	630,801	41,073	30,886	11,223,456	8,716,080	715,217	558,347	39,683	27,819	10,057,146

(*)
In December 2019, SBS authorized the transfer of risk insurance contracts from Complementary Insurance for High-risk Activities (“SCTR”, by its Spanish acronym), of Mapfre Perú Vida Compañía de Seguros y Reaseguros S.A. (henceforth “Mapfre”, an unrelated entity), which entered into force on January 2, 2020. The assets received by said contracts were cash and financial debt instruments of a value equivalent to S/246,101,000; also recognized a liability for technical reserves of premiums for S/292,499,000, the difference amounting to S/46,398,000, was recorded in the caption “Intangibles and goodwill, net”, as part of the “Other Intangibles”, see Note 9(a).

Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Table Text Block]
(**)	The table below presents the composition of the adjustments due to time passage as of December 31, 2020, 2019 and 2018:

	2020					2019					2018
	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate effect, Note 3.4(d)	333,761	—	—	(1,225)	332,536	1,001,073	—	—	—	1,001,073	(750,794)	—	—	—	(750,794)
Aging insured population effect	(257,549)	110,102	(35,167)	(7,495)	(190,109)	(168,154)	122,416	(34,950)	955	(79,733)	(187,386)	69,720	(26,269)	258	(143,677)
Effect by table change, Note 3.4(d)	—	—	—	—	—	—	—	—	—	—	144,777	—	—	—	144,777
Inflation and other effects	52,279	—	—	5,394	57,673	54,963	—	—	—	54,963	71,882	—	—	—	71,882

Time passage adjustments	128,491	110,102	(35,167)	(3,326)	200,100	887,882	122,416	(34,950)	955	976,303	(721,521)	69,720	(26,269)	258	(677,812)

(***)	It includes retirement, disability and survival annuities.

Disclosure Details Of Technical Reserve Balances With Time [Table Text Block]
(c)	Below is the balance of technical reserves for outstanding claims (according to the type of insurance) as of December 31, 2020 and 2019:

	2020						2019
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Reported claims	8,201	71,473	33,093	13,740	6,801	133,308	3,691	93,260	28,148	12,834	7,768	145,701
SONR	—	18,203	50,619	449	1,069	70,340	—	22,870	31,884	416	2,304	57,474

	8,201	89,676	83,712	14,189	7,870	203,648	3,691	116,130	60,032	13,250	10,072	203,175

Disclosure Detail Of Movement In Technical Reserves [Table Text Block]
The movement of technical reserves for claims for the years ended December 31, 2020, 2019 and 2018, is as follows:

	2020
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,691	116,130	60,032	13,250	10,072	203,175
Claims of the period	626,106	58,841	64,133	22,278	14,269	785,627
Adjustments to prior years claims	5,011	(17,764)	36,973	(3,064)	(1,482)	19,674
Payments	(626,632)	(67,531)	(78,393)	(18,394)	(14,989)	(805,939)
Exchange difference	25	—	967	119	—	1,111

End of year balances	8,201	89,676	83,712	14,189	7,870	203,648

	2019
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,812	214,061	55,873	11,616	10,146	293,508
Claims of the period	594,865	58,252	29,209	13,811	236	696,373
Adjustments to prior years claims	2,436	(25,756)	24,777	7,068	1,408	9,933
Payments	(595,417)	(130,427)	(49,633)	(19,236)	(1,718)	(796,431)
Exchange difference	(5)	—	(194)	(9)	—	(208)

End of year balances	3,691	116,130	60,032	13,250	10,072	203,175

	2018
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,320	171,574	45,461	10,321	11,939	240,615
Claims of the period	558,191	(25,568)	33,870	12,981	236	579,710
Adjustments to prior years claims	—	240,784	22,365	3,848	990	267,987
Payments	(558,093)	(172,728)	(42,775)	(15,564)	(3,019)	(792,179)
Exchange difference	394	(1)	(3,048)	30	—	(2,625)

End of year balances	1,812	214,061	55,873	11,616	10,146	293,508

Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Table Text Block]
(e)	The main assumptions used in the estimation of retirement, disability and survival annuities and individual life reserves as of December 31, 2020 and 2019, are the following:

Type	Mortality table		Interest rate
	2020	2019	2020	2019
Annuities and Lifetime RPP	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		3.53% in US$ 2.05% in S/ VAC 5.07% adjustable in S/	4.54% in US$ 1.89% in S/ VAC 5.10% adjustable in S/
Retirement, disability and survival	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		2.05% in S/ VAC	1.89% in S/ VAC
SCTR insurance	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		2.05% in S/ VAC	1.89% in S/ VAC
Individual life insurance contracts (included linked insurance contracts)	CSO 80 ajustable		4.00 - 5.00%	4.00 - 5.00%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by life insurance risks; the main variables as of December 31, 2020 and 2019, are the interest rates and the mortality tables. The Group has assessed the changes of the reserves related to its most significant life insurance contracts included in the reserves of annuities, retirement, disability and survival of +/- 100 basis points (bps) in the interest rates and of +/- 500 basis points (bps) of the mortality factors, being the results as follows:

	2020			2019
		Variation in reserves			Variation in reserves
Variables	Reserves	Amount	Percentage	Reserves	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%
Annuities -
Portfolio in S/ and US Dollars - basis amount
Changes in interest rate: + 100 bps	9,363,723	(1,084,732)	(10.38)	8,727,695	(1,013,546)	(10.40)
Changes in interest rate: - 100 bps	11,778,806	1,330,351	12.73	10,985,978	1,244,737	12.78
Changes in mortality table at 105%	10,333,990	(114,465)	(1.10)	9,641,538	(99,703)	(1.02)
Changes in mortality table at 95%	10,568,733	120,278	1.15	9,845,891	104,650	1.07
Retirements, disability and survival -
Portfolio in S/ – basis amount
Changes in interest rate: + 100 bps	660,001	(85,291)	(11.44)	687,451	(92,004)	(11.80)
Changes in interest rate: - 100 bps	851,384	106,092	14.23	894,614	115,159	14.77
Changes in mortality table at 105%	735,321	(9,971)	(1.34)	769,044	(10,411)	(1.34)
Changes in mortality table at 95%	755,775	10,483	1.41	790,403	10,948	1.40
SCTR insurance -
Portfolio in S/ - basis amount
Changes in interest rate: + 100 bps	274,323	(45,819)	(14.31)	26,466	(4,420)	(14.31)
Changes in interest rate: - 100 bps	380,684	60,542	18.91	36,727	5,841	18.91
Changes in mortality table at 105%	317,191	(2,951)	(0.92)	30,581	(305)	(0.99)
Changes in mortality table at 95%	323,233	3,091	0.97	31,205	319	1.03